Consolidated Statement of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 77,046	$ 66,501	$ 59,837
Costs and Expenses:
Research and development	3,015	2,462	2,427
Selling, general and administrative	8,521	7,066	6,429
Total costs and expenses	68,601	59,513	53,057
Other Income	521	1,565	1,358
Operating profit	8,966	8,553	8,138
Non-service pension cost (benefit)	(888)	(765)	(534)
Interest Expense, net	1,611	1,038	909
Income from continuing operations before income taxes	8,243	8,280	7,763
Income tax expense	2,295	2,626	2,843
Net income from continuing operations	5,948	5,654	4,920
Less: Noncontrolling interest in subsidiaries' earnings from continuing operations	411	385	368
Net income attributable to common shareowners	$ 5,537	$ 5,269	$ 4,552
Earnings Per Share of Common Stock - Basic:
Net income attributable to common shareowners	$ 6.48	$ 6.58	$ 5.76
Earnings Per Share of Common Stock - Diluted:
Net income attributable to common shareowners	6.41	6.50	5.70
Dividends Per Share of Common Stock	$ 2.94	$ 2.84	$ 2.72
Weighted average number of shares outstanding:
Basic shares	854,800,000	800,400,000	790,000,000.0
Diluted shares	863,900,000	810,100,000	799,100,000
Product [Member]
Revenues	$ 54,004	$ 45,434	$ 41,361
Costs and Expenses:
Cost of Goods and Services Sold	42,444	36,754	31,224
Service [Member]
Revenues	23,042	21,067	18,476
Costs and Expenses:
Cost of Goods and Services Sold	$ 14,621	$ 13,231	$ 12,977